Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2065 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2065 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.82%)
Since Inception	4.49%	[1]
Fidelity Advisor Freedom 2065 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.32%)
Since Inception	5.53%	[2]
Fidelity Advisor Freedom 2065 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.19%)
Since Inception	3.52%	[3]
Fidelity Advisor Freedom 2065 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.65%)
Since Inception	2.04%	[3]
Fidelity Advisor Freedom 2065 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.70%)
Since Inception	2.60%	[3]
Fidelity Advisor Freedom 2065 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.49%)
Since Inception	3.97%	[4]
Fidelity Advisor Freedom 2065 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.20%)
Since Inception	5.65%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.70%
IXX3K
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%

[1]	CFrom June 28, 2019.
[2]	DFrom June 28, 2019.
[3]	AFrom June 28, 2019.
[4]	BFrom June 28, 2019.
[5]	EFrom June 28, 2019.